Other Accrued Expenses and Other Liabilities (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other long-term liabilities
Deferred rent	$ 4,417,000	$ 4,415,000	$ 1,755,000
Accrued income taxes	11,600,000	11,143,000	10,329,000
Market lease reserves	126,000	61,000	978,000
Asset retirement obligation	3,532,000
Other	1,557,000	334,000	755,000
Total other long-term liabilities	$ 21,232,000	$ 15,953,000	$ 13,817,000